UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM 12b-25 NOTIFICATION OF LATE FILING

SEC File Number: 000-53072

(Check one):	☒ Form 10-K	☐ Form 20-F	☐ Form 11-K	☐ Form 10-Q	☐ Form 10-D
	☐ Form N-SAR	☐ Form N-CSR

	For Period Ended:	December 31, 2015
☐ Transition Report on Form 10-K
☐ Transition Report on Form 20-F
☐ Transition Report on Form 11-K
☐ Transition Report on Form 10-Q
☐ Transition Report on Form N-SAR
	For the Transition Period Ended:	N/A

Read Instructions (on back page) Before Preparing Form. Please Print or Type. Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates: N/A

PART I — REGISTRANT INFORMATION

Emmaus Life Sciences, Inc.
Full Name of Registrant

N/A
Former Name if Applicable

21250 Hawthorne Blvd., Suite 800
Address of Principal Executive Office (Street and Number)

Torrance, CA 90503
City, State and Zip Code

PART II — RULES 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

	(a)	The reason described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense
☐	(b)

The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, Form 11-K, Form N-SAR or Form N-CSR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q or subject distribution report on Form 10-D, or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and

	(c)	The accountant’s statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III — NARRATIVE

State below in reasonable detail why Forms 10-K, 20-F, 11-K, 10-Q, 10-D, N-SAR, N-CSR, or the transition report or portion thereof, could not be filed within the prescribed time period.

We have been unable to complete our internal process for our consolidated financial statements for the quarters ended June 30, 2015 and September 30, 2015 and for the year ended December 31, 2015.

As described in our Form 8-K filed January 21, 2016, we have not yet filed our interim financial statements for the periods ended June 30, 2015, and September 30, 2015 since a member of our Audit Committee (who is no longer on our Board of Directors) would not approve the filing of the June 30, 2015 Form 10-Q.  The unwillingness of the Audit Committee member to approve the Form 10-Q filing arose from unspecified concerns.  Our prior independent registered public accountant informed us that they would not be able to complete their review of our interim financial statements for the period ended June 30, 2015 until such concerns had been independently investigated by our Audit Committee or Board of Directors.  The lack of independent representation on our Audit Committee delayed our ability to review and investigate the reasons the former Audit Committee member would not approve the filing of the June 30, 2015 Form 10-Q and, consequently, delayed our ability to approve our financial statements for the quarter ended September 30, 2015.

As described in our Form 8-K filed January 21, 2016, we subsequently have added members to our Board of Directors including a member to serve as the new Chairman of the Audit Committee. We have also engaged a new independent public accounting firm.

We are, however, in the process of determining the proper charge for certain stock-based compensation and warrant-related expenses. Specifically, we are evaluating the amount to expense, and the timing of such expense, for options previously granted to a former board member upon his departure.

Further, as described in our Form 10-Q for the quarter ended March 31, 2015, 300,000 warrants for the purchase of shares of our common stock were issued to a broker.  The broker warrants, as well as the private placement warrants, contain non-standard anti-dilution protection and, consequently, are being accounted for as liabilities, were originally recorded at fair value, and are adjusted to fair market value each reporting period. As of September 11, 2014, the warrant holders became entitled to exercise the warrants using a cashless exercise feature.  At the time of issuance on September 11, 2013, we did not record the 300,000 common stock purchase warrants at their respective fair value as additional transaction costs.   Because these warrants had the same terms as the warrants issued in the private placement, a portion of the initial fair value of the warrants should have been allocated to additional paid in capital and a portion should have been allocated to transaction costs.  In addition, the Company did not account for changes in the fair value of these 300,000 warrants in periods subsequent to their issuance.  We are further evaluating the impact and materiality of this reclassification.

We have yet to determine the materiality or ultimate impact of these determinations.  Management and our Audit Committee continue to work with our outside auditors, SingerLewak LLP, to determine the impact of these determinations.

These delays could not have been eliminated without unreasonable effort or expense.  We do not expect to file our Quarterly Report on Form 10-Q for the quarterly period ended June 30, 2015 and September 30, 2015 within the time period permitted by Rule 12b-25. Likewise, we do not expect to file our Annual Report on Form 10-K for the year ended December 31, 2015 within the time period permitted by Rule 12b-25.

PART IV — OTHER INFORMATION

(1)	Name and telephone number of person to contact in regard to this notification
	Peter B. Ludlum	(310)	214-0065
	(Name)	(Area Code)	(Telephone Number)

(2)

Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If answer is no, identify report(s).

			☐ Yes ☒ No

	Form 10-Q for the quarterly period ended June 30, 2015 Form 10-Q for the quarterly period ended September 30, 2015

(3)

Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

			☐ Yes ☒ No

	If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

Emmaus Life Sciences, Inc.

(Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date	April 1, 2016	By	/s/Peter B. Ludlum
Peter B. Ludlum
Chief Financial Officer

INSTRUCTION: The form may be signed by an executive officer of the registrant or by any other duly authorized representative. The name and title of the person signing the form shall be typed or printed beneath the signature. If the statement is signed on behalf of the registrant by an authorized representative (other than an executive officer), evidence of the representative’s authority to sign on behalf of the registrant shall be filed with the form.

ATTENTION
Intentional misstatements or omissions of fact constitute Federal Criminal Violations (See 18 U.S.C. 1001).